Dividend (Tables)	12 Months Ended
Feb. 28, 2026
Dividend [Abstract]
Schedule of Dividend Paid

Dividend paid by the Company to owner of the Company

	Year ended February 28
Figures in Rand thousands	2026		2025
	Per share (ZAR)	Amount	Per share (ZAR)	Amount
Interim dividend	22.45	693,627	19.79	612,422